SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 494,037	$ 391,408
Less: accumulated depreciation	(15,917)
Property and equipment, net	478,120	391,408
Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	29,788
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	19,698
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	7,638
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 436,913	$ 391,408